Dominion Funds, Inc.

2 West Washington Street

Middleburg, VA 20118

January 16, 2013

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C.  20549

Re:	Dominion Funds, Inc.
File Nos.: 33-49808 and 811-06727

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the undersigned certifies (i) that the form of Prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 on behalf of the Fairfax Global Trends Fund and Fairfax Gold and Precious Metals Fund Prospectus and Statement of Additional Information does not differ from that contained in the Registrant's Post-Effective Amendment No. 38, dated January 8, 2013, and (ii) that Post-Effective Amendment No. 38 has been filed electronically with the U.S. Securities and Exchange Commission.

Questions and comments concerning this letter may be directed to JoAnn Strasser (614-469-3265) or Emily Little (614-469-3264) at Thompson Hine LLP.

Sincerely,

/s/Paul Dietrich

Paul Dietrich

President of Dominion Funds, Inc.